Schedule of Financial Performance by Reportable Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Revenue	$ 1,298,094	$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632	$ 783,898	$ 759,684	$ 786,648	$ 3,745,839	$ 3,055,015	$ 4,122,930	$ 3,269,862	$ 2,469,881
EBITDA	146,402			109,344										458,201	386,809	510,547	418,068	339,869
Depreciation and amortization	22,157			18,128										61,868	51,574	70,165	54,505	41,428
North America
Segment Reporting Information
Revenue	928,307			835,324										2,865,613	2,547,743	3,426,858	3,131,376	2,469,881
EBITDA	108,314			89,265										362,281	331,140	440,448	405,924	339,869
Depreciation and amortization	16,417			14,830										48,555	43,603	59,132	52,481	41,428
Europe
Segment Reporting Information
Revenue	369,787			181,383										880,226	507,272	696,072	138,486
EBITDA	38,088			20,079										95,920	55,669	70,099	12,144
Depreciation and amortization	$ 5,740			$ 3,298										$ 13,313	$ 7,971	$ 11,033	$ 2,024

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."